Consolidated Balance Sheets - USD ($)	Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS:
Cash	$ 2,796,762	$ 2,225,924
Accounts receivable, net of allowances for bad debts and cash discounts of $22,276 and $27,276 at March 31, 2016 and 2015, respectively	4,822,386	6,896,186
Inventories	41,939,128	40,850,666
Other	143,380	144,579
TOTAL CURRENT ASSETS	49,701,656	50,117,355
PROPERTY, PLANT AND EQUIPMENT:
Land	1,082,331	1,082,331
Buildings and yard improvements	7,111,735	7,026,980
Machinery and equipment	30,903,321	30,690,049
Construction in progress	9,200,799	7,374,177
Less accumulated depreciation	(32,329,947)	(30,656,226)
Property, plant, and equipment, net	15,968,239	15,517,311
OTHER ASSETS:
Deferred income tax asset	408,502	187,358
Cash value of officers’ life insurance and other assets	812,000	1,136,000
TOTAL ASSETS	66,890,397	66,958,024
CURRENT LIABILITIES:
Accounts payable and accrued expenses	2,476,699	2,148,555
Dividends payable	67,994	67,994
Contribution to retirement plan	43,500	51,000
Employee compensation and related expenses	277,557	383,562
TOTAL CURRENT LIABILITIES	2,865,750	2,651,111
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	785,600	1,089,888
TOTAL LIABILITIES	$ 3,651,350	$ 3,740,999
COMMITMENTS AND CONTINGENCIES (SEE NOTE 4)
STOCKHOLDERS’ EQUITY:
Common stock	$ 7,975,160	$ 7,975,160
Additional paid-in capital	29,003,674	29,003,674
Treasury stock at cost (1,175,716 shares at March 31, 2016 and 2015, respectively)	(5,475,964)	(5,475,964)
Retained earnings	31,736,177	31,714,155
TOTAL STOCKHOLDERS’ EQUITY	63,239,047	63,217,025
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 66,890,397	$ 66,958,024